Significant Accounting Policies (Tables)	9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Jul. 31, 2022
Significant Accounting Policies (Tables) [Line Items]
Schedule of common stock reflected on the balance sheet are reconciled
Gross proceeds from IPO	$126,500,000
Less:
Proceeds allocated to Public Warrants	(10,141,998)
Class A common stock issuance costs	(8,257,504)
Plus:
Remeasurement of carrying value to redemption value	20,297,002
Class A common stock subject to possible redemption at redemption value, December 31, 2021	$128,397,500
Plus:
Remeasurement of carrying value to redemption value	1,601,263
Class A common stock subject to possible redemption at redemption value, September 30, 2022	$129,998,763

Schedule of basic and diluted net income per share
	Three Months Ended September 30, 2022		Three Months Ended September 30, 2021		Nine Months Ended September 30, 2022		For the Period from February 18, 2021 (Inception) Through September 30, 2021
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per common stock
Numerator:
Allocation of net (loss) income, as adjusted	$(454,465)	$(112,213)	$(669,061)	$(434,549)	$4,306,110	$1,063,212	$(519,430)	$(584,812)
Denominator:
Basic and diluted weighted average shares outstanding	12,808,125	3,162,500	4,455,000	2,893,478	12,808,125	3,162,500	1,821,600	2,050,889
Basic and diluted net (loss) income per common stock	$(0.04)	$(0.04)	$(0.15)	$(0.15)	$0.34	$0.34	$(0.29)	$(0.29)

	For the period from February 18, 2021(inception) through December 31, 2021
	Class A	Class B
Basic and diluted net income per share:
Numerator:
Allocation of net income	$3,917,196	$1,989,018
Denominator:
Weighted-average shares outstanding	5,010,118	2,543,967
Basic and diluted net income per share	$0.78	$0.78

Schedule of common stock reflected on the balance sheet are reconciled
Gross proceeds from IPO	$126,500,000
Less:
Proceeds allocated to Public Warrants	(10,141,998)
Common stock issuance costs	(8,257,504)
Plus:
Remeasurement of carrying value to redemption value	20,297,002
Class A common stock subject to possible redemption at redemption value	$128,397,500

Schedule of derivative financial instruments measured at fair value using significant unobservable inputs
Working
Capital
Loans- Conversion Feature
Fair value at issuance dates of March 1, 2022 and March 23, 2022	$—
Change in valuation inputs or other assumptions	1,098
Fair value as of June 30, 2022	1,098
Change in valuation inputs or other assumptions	(1,098)
Fair value as of September 30, 2022	$ ---

Schedule of derivative financial instruments measured at fair value on a recurring basis
	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	2021	(Level 1)	(Level 2)	(Level 3)

Assets:
Money Market Funds held in Trust Account	$128,400,078	$128,400,078	—	—
	$128,400,078	$128,400,078	$—	$—
Liabilities:
Public Warrants: Liabilities	$5,313,000	$5,313,000	$—	$—
Private Placement Warrants: Liabilities	2,566,959	—	—	2,566,959
	$7,879,959	$5,313,000	$—	$2,566,959

DIGERATI TECHNOLOGIES, INC [Member]
Significant Accounting Policies (Tables) [Line Items]
Schedule of disaggregated revenue
	For the Years ended July 31,
	2022	2021
Cloud software and service revenue	$23,871	$12,153
Product revenue	283	263
Total operating revenues	$24,154	$12,416

Schedule of derivative financial instruments measured at fair value using significant unobservable inputs
		Fair value measurements at reporting date using:
Description	Fair Value	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Convertible promissory notes derivative liability at July 31, 2021	$16,773,383	-	-	$16,773,383
Convertible promissory notes derivative liability at July 31, 2022	$10,587,717	-	-	$10,587,717

Schedule of determined using the Black-Scholes option pricing model
Expected dividend yield	0.00%
Expected stock price volatility	63.32% - 250.19%
Risk-free interest rate	0.03% - 2.98%
Expected term	0.05 - 9.50 years

Expected dividend yield	0.00%
Expected stock price volatility	125.60% - 283.01%
Risk-free interest rate	0.05% - 1.65%
Expected term	0.03 - 10.00 years

Schedule of derivative financial instruments measured at fair value on a recurring basis
Balance at July 31, 2020	$606,123
Derivative from new convertible promissory notes and warrants recorded as debt discount	6,820,108
Derivative liability resolved to additional paid in capital due to debt conversion	(588,097)
Derivative loss	9,935,249
Balance at July 31, 2021	$16,773,383
Derivative gain	(6,185,666)
Balance at July 31, 2022	$10,587,717

Schedule of dilutive weighted average shares
	7/31/2022	7/31/2021
Options to purchase common stock	9,130,000	9,230,000
Warrants to purchase common stock	108,841,179	109,506,179
Convertible debt	43,628,667	20,506,684
Convertible Series A Preferred stock	750,000	750,000
Convertible Series B Preferred stock	25,575,847	24,936,847
Convertible Series C Preferred stock	31,259,369	30,478,369
Total:	219,185,062	195,408,079